Income tax	12 Months Ended
Dec. 31, 2024
Income tax [Abstract]
Income tax
6. Income tax

The Group’s expected tax charge/(credit) of $nil for each year is based on the applicable tax rate in Ireland and reconciles to the actual tax charge/(credit) as follows:

	Year ended December 31,
	2024	2023	2022
	$’000	$’000	$’000
Loss before tax	38,961	35,587	22,456
Tax credit calculated at the domestic tax rate 12.5%	(4,870)	(4,448)	(2,807)
Tax effects of:
Losses for which no deferred tax asset was recognized	4,027	4,200	2,625
Income taxable at a higher rate of tax	1,594	118	—
Other permanent differences	(751)	130	182
Tax charge/(credit)	—	—	—